Long Term Debt (LLC) - Schedule of Principal Maturities on Long Term Debt (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Debt Disclosure [Abstract]
Long-Term Debt, Maturity, Year One	$ 5,173
Long-Term Debt, Maturity, Year Two	5,173
Long-Term Debt, Maturity, Year Three	5,173
Long-Term Debt, Maturity, Year Four	5,173
Long-Term Debt, Maturity, Year Five	490,420
Long-Term Debt	$ 511,112